Current and long-term debt - 2020 TSFL lease financing (Details)	1 Months Ended
	Nov. 30, 2020 USD ($) vessel tanker	Sep. 30, 2020 USD ($) vessel	Aug. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,541,678,000	$ 2,415,326,000
Minimum ratio for fair value of vessels			115.00%
2020 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 47,300,000
Sale leaseback transaction, term	7 years
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,000,000,000
Minimum ratio for fair value of vessels	115.00%
2020 TSFL Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.20%
2017 Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 29,300,000	$ 30,100,000
2017 Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2	2
STI Galata and STI La Boca | 2020 TSFL Lease Financing | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Periodic payment per vessel	$ 400,000